Collaboration, License and Option Agreement with Curis, Inc (Details Textual) - Curis, Inc. [Member] - USD ($) shares in Thousands, $ in Millions	1 Months Ended
	May 31, 2018	May 31, 2019	Sep. 07, 2016
Disclosure Of Collaboration Agreement [Line Items]
Milestone and other payments to be received			$ 24.5
Equity Shares After Stock Split		5,470
Reverse Stock Split	1-for-5